FAIR VALUE MEASUREMENTS - Assets and Liabilities on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets:
Available-for-sale securities - non current	¥ 238,464	$ 34,100	¥ 150,922
Fair Value, Measurements, Recurring
Assets:
Short-term investments - open-ended funds, wealth management products and structured deposits	1,495,445		520,376
Equity securities applying fair value option	62,000		97,372
Available-for-sale securities - non current			150,922
Available-for-sale securities	238,464
Equity securities with readily determinable fair value	347,169		542,024
Liabilities:
Foreign exchange forward contracts- payable	28,565		15,765
Financial liabilities measured at fair value(current and non-current portion)	562,062		3,194,444
Fair Value, Measurements, Recurring | Foreign exchange forward contracts
Assets:
Derivative assets	34,467		115,220
Fair Value, Measurements, Recurring | Foreign exchange option
Liabilities:
Derivative liability interest rate swap	27,564		5,024
Fair Value, Measurements, Recurring | Commodity Contract
Assets:
Derivative assets	24,456
Fair Value, Measurements, Recurring | Level 1
Assets:
Short-term investments - open-ended funds, wealth management products and structured deposits	91,570		0
Equity securities applying fair value option			0
Available-for-sale securities - non current			0
Equity securities with readily determinable fair value	347,169		542,024
Liabilities:
Foreign exchange forward contracts- payable			0
Financial liabilities measured at fair value(current and non-current portion)			0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange forward contracts
Assets:
Derivative assets			0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange option
Liabilities:
Derivative liability interest rate swap			0
Fair Value, Measurements, Recurring | Level 1 | Commodity Contract
Assets:
Derivative assets	24,456
Fair Value, Measurements, Recurring | Level 2
Assets:
Short-term investments - open-ended funds, wealth management products and structured deposits	1,403,875		520,376
Liabilities:
Foreign exchange forward contracts- payable	28,565		15,765
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange forward contracts
Assets:
Derivative assets	34,466		115,220
Fair Value, Measurements, Recurring | Level 3
Assets:
Equity securities applying fair value option	62,000		97,372
Available-for-sale securities - non current			150,922
Available-for-sale securities	238,464
Liabilities:
Financial liabilities measured at fair value(current and non-current portion)	562,062		3,194,444
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange option
Liabilities:
Derivative liability interest rate swap	¥ 27,564		¥ 5,024